VT George Putnam Balanced Fund
The fund's portfolio
3/31/23 (Unaudited)

COMMON STOCKS (62.4%)(a)
	Shares	Value
Basic materials (2.2%)
Agnico-Eagle Mines, Ltd. (Canada)	10,020	$510,824
Alamos Gold, Inc. Class A (Canada)	14,956	182,912
Avery Dennison Corp.	1,786	319,569
Corteva, Inc.	10,440	629,636
CRH PLC ADR (Ireland)	9,146	465,257
DuPont de Nemours, Inc.	12,399	889,876
Eastman Chemical Co.	4,275	360,554
Linde PLC	346	122,982
PPG Industries, Inc.	3,174	423,983
Sherwin-Williams Co. (The)	2,669	599,911

		4,505,504
Capital goods (3.4%)
Berry Global Group, Inc.	4,154	244,671
Boeing Co. (The)(NON)	888	188,638
Deere & Co.	865	357,141
Emerson Electric Co.	4,491	391,346
Honeywell International, Inc.	4,966	949,102
Ingersoll Rand, Inc.	9,647	561,262
Johnson Controls International PLC	16,201	975,624
Northrop Grumman Corp.	2,092	965,918
Otis Worldwide Corp.	13,964	1,178,562
Raytheon Technologies Corp.	12,095	1,184,463

		6,996,727
Communication services (1.2%)
American Tower Corp.(R)	1,833	374,555
Charter Communications, Inc. Class A(NON)	1,297	463,820
T-Mobile US, Inc.(NON)	11,633	1,684,924

		2,523,299
Computers (3.7%)
Apple, Inc.	39,255	6,473,150
CDW Corp./DE(S)	6,463	1,259,574

		7,732,724
Conglomerates (0.1%)
General Electric Co.	2,498	238,809

		238,809
Consumer cyclicals (10.1%)
4Front Ventures Corp.(NON)	523,966	93,528
Amazon.com, Inc.(NON)	35,954	3,713,689
Aramark	7,513	268,965
BJ's Wholesale Club Holdings, Inc.(NON)	1,791	136,241
Booking Holdings, Inc.(NON)	478	1,267,852
CarMax, Inc.(NON)(S)	4,894	314,586
General Motors Co.	5,543	203,317
Hertz Global Holdings, Inc.(NON)	14,002	228,093
Hilton Worldwide Holdings, Inc.	4,648	654,764
Home Depot, Inc. (The)	8,445	2,492,288
Levi Strauss & Co. Class A	8,554	155,939
Lululemon Athletica, Inc. (Canada)(NON)	615	223,977
Mastercard, Inc. Class A	8,061	2,929,448
Nike, Inc. Class B	5,671	695,491
O'Reilly Automotive, Inc.(NON)	631	535,706
Penn Entertainment, Inc.(NON)	7,482	221,916
PulteGroup, Inc.	19,890	1,159,189
S&P Global, Inc.	1,873	645,754
Target Corp.	4,736	784,424
Tesla, Inc.(NON)	8,935	1,853,655
TJX Cos., Inc. (The)	3,376	264,543
United Rentals, Inc.	1,764	698,121
Walmart, Inc.	9,886	1,457,691
Warby Parker, Inc. Class A(NON)	3,931	41,629

		21,040,806
Consumer staples (4.6%)
Altria Group, Inc.	5,703	254,468
Chipotle Mexican Grill, Inc.(NON)	365	623,526
Coca-Cola Co. (The)	23,376	1,450,013
Constellation Brands, Inc. Class A	603	136,212
Costco Wholesale Corp.	1,604	796,979
McCormick & Co., Inc. (non-voting shares)	3,708	308,543
Netflix, Inc.(NON)	3,116	1,076,516
PepsiCo, Inc.	11,212	2,043,948
Procter & Gamble Co. (The)	16,203	2,409,224
Sea, Ltd. ADR (Singapore)(NON)	3,298	285,442
Walgreens Boots Alliance, Inc.	5,544	191,712

		9,576,583
Electronics (3.9%)
Advanced Micro Devices, Inc.(NON)	18,186	1,782,410
Broadcom, Inc.	2,379	1,526,224
NVIDIA Corp.	10,675	2,965,195
Qualcomm, Inc.	10,520	1,342,142
Vontier Corp.	21,151	578,268

		8,194,239
Energy (3.5%)
BP PLC (United Kingdom)	98,652	624,560
Cenovus Energy, Inc. (Canada)	81,056	1,414,207
ConocoPhillips	6,640	658,754
Diamond Offshore Drilling, Inc.(NON)	50,551	608,634
Exxon Mobil Corp.	28,000	3,070,480
Shell PLC (London Exchange) (United Kingdom)	27,903	799,022

		7,175,657
Financials (6.7%)
AIA Group, Ltd. (Hong Kong)	58,600	615,733
Apollo Global Management, Inc.	18,789	1,186,713
Assured Guaranty, Ltd.	21,984	1,105,136
AXA SA (France)	23,504	718,678
Bank of America Corp.	34,510	986,986
Capital One Financial Corp.	1,479	142,221
Charles Schwab Corp. (The)	19,804	1,037,334
Citigroup, Inc.	37,600	1,763,064
Gaming and Leisure Properties, Inc.(R)	16,606	864,508
Goldman Sachs Group, Inc. (The)	5,662	1,852,097
KKR & Co., Inc.	19,504	1,024,350
Prudential PLC (United Kingdom)	66,279	906,451
Quilter PLC (United Kingdom)	237,178	247,225
Visa, Inc. Class A(S)	5,668	1,277,907
Vornado Realty Trust(R)	12,898	198,242

		13,926,645
Health care (8.8%)
Abbott Laboratories	5,607	567,765
AbbVie, Inc.	4,841	771,510
Alkermes PLC(NON)	12,608	355,420
Ascendis Pharma A/S ADR (Denmark)(NON)	3,847	412,475
Becton Dickinson & Co.	2,098	519,339
Bio-Rad Laboratories, Inc. Class A(NON)	1,106	529,796
Biogen, Inc.(NON)	1,450	403,144
Boston Scientific Corp.(NON)	15,496	775,265
Cigna Corp.	5,461	1,395,449
Danaher Corp.	3,427	863,741
Dexcom, Inc.(NON)	3,187	370,266
Elevance Health, Inc.	442	203,236
Eli Lilly and Co.	3,514	1,206,778
GE HealthCare Technologies, Inc.(NON)	1,090	89,413
Humana, Inc.	968	469,925
IDEXX Laboratories, Inc.(NON)	261	130,521
Illumina, Inc.(NON)	409	95,113
Innoviva, Inc.(NON)	42,597	479,216
Intuitive Surgical, Inc.(NON)	2,413	616,449
Johnson & Johnson	7,950	1,232,250
McKesson Corp.	2,809	1,000,144
Merck & Co., Inc.	12,207	1,298,703
Pfizer, Inc.	1,815	74,052
Regeneron Pharmaceuticals, Inc.(NON)	500	410,835
TerrAscend Corp. (Canada)(NON)	8,780	13,346
Thermo Fisher Scientific, Inc.	2,088	1,203,461
UnitedHealth Group, Inc.	5,140	2,429,113
Zoetis, Inc.	1,735	288,773

		18,205,498
Software (6.0%)
Intuit, Inc.	3,021	1,346,852
Microsoft Corp.	27,966	8,062,598
Oracle Corp.	32,765	3,044,524

		12,453,974
Technology services (4.8%)
Alphabet, Inc. Class A(NON)	44,434	4,609,139
Meta Platforms, Inc. Class A(NON)	11,958	2,534,379
Salesforce, Inc.(NON)	11,755	2,348,414
Spotify Technology SA (Sweden)(NON)	2,735	365,451

		9,857,383
Transportation (1.4%)
CSX Corp.	11,841	354,520
FedEx Corp.	2,482	567,112
Southwest Airlines Co.	11,804	384,102
Union Pacific Corp.	8,399	1,690,383

		2,996,117
Utilities and power (2.0%)
Ameren Corp.	5,204	449,574
Exelon Corp.	19,784	828,752
NextEra Energy, Inc.	8,571	660,653
NRG Energy, Inc.	49,647	1,702,396
PG&E Corp.(NON)	24,284	392,672
Vistra Corp.	5,307	127,368

		4,161,415

Total common stocks (cost $98,957,481)		$129,585,380

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$420,854	$416,924
3.50%, with due dates from 11/20/47 to 4/20/51	1,223,782	1,150,019
3.00%, with due dates from 7/20/46 to 11/20/46	2,377,910	2,194,729
2.00%, 1/20/51	871,263	718,089

		4,479,761
U.S. Government Agency Mortgage Obligations (6.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, 8/1/52	991,122	973,286
2.50%, with due dates from 7/1/50 to 2/1/51	193,148	168,432
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	62,281	64,897
5.00%, with due dates from 8/1/33 to 10/1/52	982,595	986,111
4.50%, 2/1/49	575,776	576,696
4.00%, with due dates from 4/1/49 to 5/1/49	687,856	667,130
3.50%, with due dates from 11/1/49 to 12/1/49	725,092	679,675
3.00%, with due dates from 6/1/46 to 8/1/51	1,951,023	1,776,317
2.50%, with due dates from 7/1/50 to 7/1/51	5,208,699	4,497,573
2.50%, 2/1/36	195,296	181,864
2.00%, 10/1/50	2,241,262	1,859,831
Uniform Mortgage-Backed Securities 2.00%, TBA, 4/1/53	1,000,000	826,281

		13,258,093

Total U.S. government and agency mortgage obligations (cost $19,579,264)		$17,737,854

U.S. TREASURY OBLIGATIONS (12.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/49	$320,000	$280,125
3.00%, 2/15/47	2,010,000	1,749,613
2.75%, 8/15/42(SEG)	4,350,000	3,697,072
1.875%, 2/15/51	1,350,000	922,061
1.25%, 5/15/50	1,490,000	866,179
U.S. Treasury Notes
2.75%, 8/15/32	580,000	545,834
2.75%, 2/15/28	400,000	384,219
2.25%, 11/15/27	3,580,000	3,367,690
1.75%, 12/31/24	320,000	307,000
1.625%, 5/15/31	2,410,000	2,094,535
1.625%, 9/30/26	1,750,000	1,628,799
1.625%, 2/15/26	3,530,000	3,319,821
1.50%, 2/15/30	760,000	666,247
1.375%, 11/15/31	1,660,000	1,401,144
1.125%, 2/28/25	4,710,000	4,453,526

Total U.S. treasury obligations (cost $29,099,044)		$25,683,865

CORPORATE BONDS AND NOTES (14.4%)(a)
	Principal amount	Value
Basic materials (1.0%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$125,000	$121,666
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	175,000	175,998
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	45,000	43,952
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	81,667
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	174,000	150,045
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,657
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	182,313
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,035
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	40,000	39,567
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	216,139
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	197,198
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	76,088
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	18,341
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	38,520
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	146,805
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	83,250
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	148,085
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	79,374
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	163,336
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,522
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	24,000	27,577

		2,019,135
Capital goods (0.6%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	8,000	7,798
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	135,000	118,188
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	137,987
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	167,011
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	40,000	28,387
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	242,000	235,895
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	199,534
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	97,688
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	18,556
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	50,000	52,035
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	40,000	38,389
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	163,323

		1,264,791
Communication services (1.3%)
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	230,000	214,138
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	113,057
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	60,849
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	205,000	187,865
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	172,000	138,348
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	120,178
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,837
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	45,870
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	105,161
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	3,200
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	201,000	155,239
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	106,619
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	68,000	63,341
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	69,051
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	127,168
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	62,608
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	26,213
Crown Castle, Inc. sr. unsec. sub. bonds 2.25%, 1/15/31(R)	130,000	107,741
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	173,175
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	12,099
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	63,000	67,695
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,630
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	220,132
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	75,000	75,336
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	91,714
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	140,000	127,527
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	62,000	52,817
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	197,710

		2,741,318
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	52,000	51,948

		51,948
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	112,500
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	114,611
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	94,419
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	174,000	114,226
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	87,000	74,362
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,705
Autonation, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 11/15/27	52,000	48,074
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	74,642
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	155,000	154,901
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,660
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	116,256
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	193,281
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	187,008
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	40,756
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	60,000	55,164
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	16,441
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	48,000	43,731
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	155,273
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	44,945
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	177,185
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	280,635

		2,113,775
Consumer staples (0.8%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	143,000	139,756
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	191,612
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	101,931	109,847
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	177,288
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	89,214
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	127,394
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	210,000	216,967
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	38,000	39,163
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	32,000	33,072
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	37,414
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 2.55%, 9/15/26	100,000	92,736
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	29,000	28,314
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	74,000	77,763
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	212,581

		1,573,121
Energy (0.7%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	76,974
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	86,118
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	56,000	56,400
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	110,000	110,084
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	70,000	57,828
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	245,000	190,241
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	99,474
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	70,000	62,709
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	80,000	79,760
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	115,000	110,688
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	130,000	134,582
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	23,057
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	104,623
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	105,000	98,247
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	112,725
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	35,000	35,263

		1,438,773
Financials (5.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	223,675
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	150,000	148,566
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	166,806
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	25,619
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	28,095
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	113,489
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	90,000	94,462
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	180,000	176,444
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	177,152
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	188,974
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	154,369
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	523,681
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	31,371
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	63,672
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	440,000	375,095
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	157,812
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	40,634
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	21,160
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	76,624
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	149,472
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	196,147
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	129,176
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	58,730
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	137,000	115,697
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,474
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	266,975
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	239,066
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	256,000
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	27,704
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	95,000	86,683
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	400,000	396,000
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	222,551
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.222%, 9/18/24 (Germany)	150,000	145,860
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	127,115
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	167,803
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	125,000	117,556
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	141,286
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	39,238
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	72,000	44,945
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	152,894
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	38,267
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	115,000	118,563
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	47,000	42,321
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	40,000	35,603
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	65,000	52,738
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	26,000	21,223
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	92,955
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	185,211
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	450,000	386,166
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	185,000	186,311
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	91,917
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	49,342
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	62,141
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	160,032
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	25,399
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	135,780
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	87,000	71,775
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	22,750
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	152,924
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	309,794
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	23,369
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	183,334
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	122,865
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	417,921
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	438,325
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,522
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	33,091
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	365,000	336,560
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	52,597
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	23,710
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	14,766
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	136,000	129,441
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	38,669
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,486
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	205,000	147,587
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	44,819
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	73,608
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	75,000	65,625
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	348,840
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	225,000	173,663
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	95,000	90,051
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	35,000	32,311
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	63,863
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	70,617
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	71,213
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	53,054

		11,404,191
Health care (1.0%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	75,426
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	48,000	49,960
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	98,000	100,224
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	31,076
Becton Dickinson & Co. sr. unsec. notes 2.823%, 5/20/30	110,000	98,150
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	118,000	117,427
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	10,541	9,913
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	70,935
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	55,000	56,870
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	100,000	103,362
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	67,061
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	58,000	58,207
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	10,004
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	30,000	30,380
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	135,010
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	28,904
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	17,050
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	144,903
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	210,000	214,885
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	190,000	179,413
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	230,000	239,160
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	65,728
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	145,931
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	84,830

		2,134,809
Technology (1.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	98,638
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	78,680
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	145,595
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	152,000	140,966
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	205,000	186,424
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	72,000	54,563
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	7,000	8,527
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	108,000	95,012
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	60,000	57,949
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	83,000	82,696
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	371,000	282,024
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	62,813
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	50,000	37,624
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	173,590
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	165,364
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	185,000	126,953
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	131,225
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	148,750
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	161,119
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	70,000	65,512

		2,304,024
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	80,113
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	249,425

		329,538
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	109,908
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	55,000	56,780
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	64,347
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	50,000	42,097
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	61,388
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	33,000	28,375
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	15,798
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	34,898
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	123,129
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	87,488
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	41,257
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	191,420
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	30,287
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,742
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	203,955
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	55,387
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	62,174
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	106,796
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	34,006
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	14,819
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	20,000	19,870
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	110,000	111,903
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	77,594
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	97,533
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	58,340
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	26,163
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	68,000	67,937
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	57,670
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	117,067
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	76,007
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,396
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	51,922
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	64,693
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 6.976%, 5/15/67	300,000	241,086

		2,478,232

Total corporate bonds and notes (cost $32,867,141)		$29,853,655

MORTGAGE-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Benchmark Mortgage Trust Ser. 19-B12, Class A5, 3.116%, 8/15/52	$121,000	$106,656
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	115,570
Ser. 18-B2, Class A4, 4.009%, 3/10/51	251,000	236,446
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47(WAC)	20,000	18,176
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	183,082
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	127,000	112,621
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.15%, 4/20/48(WAC)	21,310	20,363
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	340,000	320,959
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	408,000	390,154
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.165%, 3/15/45(WAC)	59,134	54,699
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.379%, 3/15/44(WAC)	63,020	23,191

Total mortgage-backed securities (cost $1,947,446)		$1,581,920

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$37,548
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	69,180
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	40,942

Total municipal bonds and notes (cost $125,144)		$147,670

SHORT-TERM INVESTMENTS (3.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.03%(AFF)	2,551,468	$2,551,468
Putnam Short Term Investment Fund Class P 4.88%(AFF)	3,939,723	3,939,723

Total short-term investments (cost $6,491,191)		$6,491,191
TOTAL INVESTMENTS

Total investments (cost $189,066,711)		$211,081,535

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $8,169,904) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/21/23	$479,245	$464,580	$(14,665)
		Canadian Dollar	Sell	4/19/23	386,769	386,322	(447)
	Barclays Bank PLC
		British Pound	Sell	6/21/23	1,309,986	1,270,014	(39,972)
		Canadian Dollar	Sell	4/19/23	408,750	408,359	(391)
		Euro	Sell	6/21/23	305,974	299,748	(6,226)
	Citibank, N.A.
		Canadian Dollar	Sell	4/19/23	465,738	465,236	(502)
		Euro	Sell	6/21/23	448,232	439,119	(9,113)
	Goldman Sachs International
		British Pound	Sell	6/21/23	560,911	543,640	(17,271)
		Euro	Sell	6/21/23	213,713	209,308	(4,405)
	HSBC Bank USA, National Association
		British Pound	Buy	6/21/23	296,887	294,950	1,937
		Danish Krone	Sell	6/21/23	352,035	345,562	(6,473)
		Hong Kong Dollar	Sell	5/17/23	316,141	317,243	1,102
	JPMorgan Chase Bank N.A.
		Singapore Dollar	Sell	5/17/23	295,408	299,221	3,813
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/21/23	293,181	284,112	(9,069)
		Canadian Dollar	Sell	4/19/23	387,657	387,139	(518)
		Swedish Krona	Sell	6/21/23	353,038	353,131	93
	State Street Bank and Trust Co.
		Hong Kong Dollar	Sell	5/17/23	323,584	324,663	1,079
	UBS AG
		Canadian Dollar	Sell	4/19/23	358,424	358,017	(407)
		Euro	Sell	6/21/23	241,707	236,747	(4,960)
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/19/23	483,350	482,793	(557)

	Unrealized appreciation						8,024

	Unrealized (depreciation)						(114,976)

	Total						$(106,952)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	3	$616,397	$620,663	Jun-23	$20,656

Unrealized appreciation					20,656

Unrealized (depreciation)					—

Total					$20,656

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $1,629,258) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	$1,000,000	5/11/23	$827,218
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	1,000,000	4/13/23	826,281

Total			$1,653,499

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes of the fund's portfolio
Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $207,596,911.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,117,626	$7,970,842	$7,537,000	$25,902	$2,551,468
	Putnam Short Term Investment Fund**	5,127,083	6,791,093	7,978,453	47,590	3,939,723

	Total Short-term investments	$7,244,709	$14,761,935	$15,515,453	$73,492	$6,491,191
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $2,551,468 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2.557,833.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $46,078.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio.Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $111,844 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,505,504	$—	$—
Capital goods	6,996,727	—	—
Communication services	2,523,299	—	—
Conglomerates	238,809	—	—
Consumer cyclicals	21,040,806	—	—
Consumer staples	9,576,583	—	—
Energy	5,752,075	1,423,582	—
Financials	11,438,558	2,488,087	—
Health care	18,205,498	—	—
Technology	38,238,320	—	—
Transportation	2,996,117	—	—
Utilities and power	4,161,415	—	—

Total common stocks	125,673,711	3,911,669	—
Corporate bonds and notes	—	29,853,655	—
Mortgage-backed securities	—	1,581,920	—
Municipal bonds and notes	—	147,670	—
U.S. government and agency mortgage obligations	—	17,737,854	—
U.S. treasury obligations	—	25,683,865	—
Short-term investments	—	6,491,191	—

Totals by level	$125,673,711	$85,407,824	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(106,952)	$—
Futures contracts	20,656	—	—
TBA sale commitments	—	(1,653,499)	—

Totals by level	$20,656	$(1,760,451)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	1
Forward currency contracts (contract amount)	$2,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com